Financial assets and liabilities (Details 9) - ARS ($)	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Non-current Financial Assets	$ 43,021,215,000	$ 58,525,479,000
Current Financial Assets	32,087,770,000	40,808,287,000
Financial Assets	75,108,985,000	99,333,766,000
Non-current Financial Liabilities	54,057,008,000	73,681,916,000
Current Financial Liabilities	13,208,938,000	14,856,405,000
Financial Liabilities	67,265,946,000	88,538,321,000
USD | Loans and Borrowings
Statement [Line Items]
Non-current Financial Liabilities	54,057,008,000	73,681,916,000
Current Financial Liabilities	11,416,013,000	13,184,834,000
Currency Amount non current	305,131,000	368,241,000
Currency Amount Current	$ 64,439,000	65,894,000
Effective Exchange Rate Non-current	177.16%
Effective Exchange Rate Current	177.16%
USD | Trade and other payables
Statement [Line Items]
Current Financial Liabilities	$ 1,765,577,000	1,656,157,000
Effective Exchange Rate	177.16%
Currency Amount	$ 9,966,000	8,277,000
USD | Other Financial Assets
Statement [Line Items]
Non-current Financial Assets	938,897,000	0
Current Financial Assets	$ 1,589,632,000	18,943,446,000
Effective Exchange Rate	176.96%
Currency Amount	$ 8,983,000	94,859,000
Currency Amount non current	$ 5,306,000	0
Effective Exchange Rate Non-current	176.96%
EUR | Trade and other payables
Statement [Line Items]
Current Financial Liabilities	$ 27,348,000	15,414,000
Effective Exchange Rate	189.92%
Currency Amount	$ 144,000	68,000
EUR | Other Financial Assets
Statement [Line Items]
Current Financial Assets	$ 5,167,409,000	6,498,702,000
Effective Exchange Rate	176.96%
Currency Amount	$ 29,201,000	32,542,000
Trade and Other Receivables | USD
Statement [Line Items]
Non-current Financial Assets	$ 42,082,318,000	58,525,479,000
Effective Exchange Rate	177.13%
Currency Amount	$ 237,581,000	292,408,000
Cash and Cash Equivalents | USD
Statement [Line Items]
Current Financial Assets	$ 9,001,778,000	548,181,000
Effective Exchange Rate	176.96%
Currency Amount	$ 50,869,000	2,745,000
Cash and Cash Equivalents | EUR
Statement [Line Items]
Current Financial Assets	$ 379,000	452,000
Effective Exchange Rate	189.26%
Currency Amount	$ 2,000	2,000
Trade and Other Receivables 1 | USD
Statement [Line Items]
Current Financial Liabilities	$ 16,328,572,000	14,817,506,000
Effective Exchange Rate	177.13%
Currency Amount	$ 92,185,000	$ 74,032,000